Stockholders' Equity (Details) - Schedule of restricted common stock - Restricted Common Stock [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Stockholders' Equity (Details) - Schedule of restricted common stock [Line Items]
Number of shares, Non-vested | shares
Weighted average grant date fair value, Non-vested | $ / shares
Number of shares, Granted | shares	715,929
Weighted average grant date fair value, Granted | $ / shares	$ 9.30
Number of shares, Vested | shares	(238,643)
Weighted average grant date fair value, Vested | $ / shares	$ 9.30
Number of shares, Non-vested | shares	477,286
Weighted average grant date fair value, Non-vested | $ / shares	$ 9.30